Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2013
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information

21. Supplemental Cash Flow Information

	Year Ended December 31,
	2013	2012	2011
	(in millions)
Interest paid on outstanding debt	$171	$198	$238
Income tax payments	245	332	273
Income tax refunds	23	22	18